Capital Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021
Common stock shares, authorized	3,000,000,000	3,000,000,000
Common Stock issued for cash , Shares	10,200,000
Common stock shares, par value	$ 0.001	$ 0.001
Common Stock issued for cash , Amount	$ 1,656,000
Common Stock, Shares Issued			1,375,779
Purchase price			$ 557,190
Purchase Agreement [Member]
Common Stock, Shares Issued			6,450,018
Purchase price			$ 2,054,028